LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2025
LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS
Disclosure of detailed information about borrowings	TORM has the following debt facilities as of December 31, 2025.

Debt Facility	Maturity	Outstanding amount 2025 (USDm)	Outstanding amount 2024 (USDm)	Outstanding amount 2023 (USDm)
Senior Unsecured Bonds	2029	200.0	200.0	—
Syndicated Facilities 2023	Repaid	—	160.0	224.0
Syndicated Facilities 2025	2030	248.1	—	—
Danish Ship Finance Facility 2020	2031	211.0	245.6	192.6
ING Facility 2023	2029	44.8	51.4	57.9
HCOB Facility 2023	Repaid	—	—	31.2
HCOB Facility 2024	2031	43.8	87.5	—
KfW Facility 2019	2032	28.8	31.8	34.8
Credit Agricole Facility 2025	2031	68.6	—	—
Other credit facilities	2026	3.0	1.8	4.8
Total		848.1	778.1	545.3
TORM has the following undrawn facilities as of December 31, 2025.

Undrawn Facility	Maturity	Undrawn amount 2025 (USDm)	Undrawn amount 2024 (USDm)	Undrawn amount 2023 (USDm)
Syndicated Facilities 2025 - RCF	2030	285.0	—	—
Credit Agricole Facility 2025 - RCF	2031	68.6	—	—
HCOB Facility 2024 - RCF	2031	45.2	74.1	—
Syndicated Facilities 2023 - RCF	Cancelled	—	100.0	100.0
Syndicated Facilities 2024 - RCF	Cancelled	—	149.5	—
HCOB Facility 2023 - RCF	Cancelled	—	—	24.9
DSF Additional Facility	Cancelled	—	—	52.6
Syndicated Bridge to Bond Facility	Cancelled	—	—	165.0
Total		398.8	323.6	342.5

Lease Facility	Maturity	Outstanding amount 2025 (USDm)	Outstanding amount 2024 (USDm)	Outstanding amount 2023 (USDm)
Bocomm Leasing Facilities 2019-2021	2026	28.9	135.6	148.9
Springliner Leases	2026	21.9	25.0	27.9
China Development Bank Financial Leasing	Repaid	—	136.5	149.0
China Merchant Bank Financial Leasing	2026	106.7	159.5	195.8
Total		157.5	456.6	521.6

		2025			2024			2023
USDm	Fixed/ floating	Maturity	Effective interest¹⁾	Carrying value²⁾	Maturity	Effective interest¹⁾	Carrying value²⁾	Maturity	Effective interest¹⁾	Carrying value²⁾
Borrowings
Bond Facility⁵⁾	Fixed	2029	10.2%	200.0	2029	9.9%	200.0	—	—	—
CMBFL³⁾	Fixed	2026	10.8%	106.7	2033	5.8%	159.5	2033	5.7%	195.8
Springliner (USD)³⁾	Fixed	2026	4.8%	21.9	2026	4.8%	25.0	2026	4.8%	27.9
CDBL³⁾	Fixed	—	—%	—	2032	6.1%	136.5	2032	5.7%	149.0
BoComm 2 (USD)³⁾	Floating	2026	17.0%	28.9	2032	7.6%	62.1	2032	7.0%	66.7
Credit Agricole Facility⁵⁾	Floating	2031	5.8%	68.6	—	—	—	—	—	—
DSF Facility⁵⁾	Floating	2031	5.6%	107.6	2029	6.4%	123.8	2029	5.9%	140.1
DSF Facility 2⁵⁾	Floating	2029	5.4%	76.0	2029	6.2%	92.0	2029	5.8%	52.5
DSF Facility 3⁵⁾	Floating	2031	5.6%	27.4	2031	6.2%	29.8	—	—	—
HCOB Facility⁵⁾	Floating	2031	7.0%	43.8	2031	7.4%	87.5	2029	7.8%	31.2
ING⁵⁾	Floating	2029	5.7%	44.8	2029	6.4%	51.4	2029	5.9%	57.9
KFW Facility⁵⁾	Floating	2032	6.4%	28.8	2032	7.1%	31.8	2032	6.4%	34.8
Syndicate Facility 2025⁵⁾	Floating	2030	5.7%	248.1	—	—%	—	—	—%	—
Other credit facilities	Floating	2026	4.0%	3.0	2026	4.3%	1.8	2026	4.7%	4.8
BoComm 3 (USD)³⁾	Floating	—	—%	—	2029	7.9%	73.5	2029	7.3%	82.2
Syndicate Facility 2023⁵⁾	Floating	—	—%	—	2029	7.2%	160.0	2028	6.6%	224.0
Total borrowings and weighted average effective interest rate⁴⁾			7.5%	1,005.6		7.1%	1,234.7		6.2%	1,066.9
Borrowing costs				(13.2)			(17.0)			(13.9)
Right-of-use lease liabilities				10.7			8.6			6.6
Total				1,003.1			1,226.3			1,059.6
Hereof non-current				714.3			1,061.0			886.9
Hereof current				288.8			165.3			172.7
1) Effective interest rate includes deferred borrowing costs.
2) Because of the floating interest rate, the carrying value of the Group's borrowings is approximately equal to the fair value except for fixed rate borrowings, where the fair value amounts to $321.4m (2024: $544.8m, 2023:  $402.8m (compared to a total carrying value as of December 31, 2025 of $328.6m, 2024: $521.0m, 2023: $372.7m).
3) Lease debt recognized under sale and leaseback arrangement with repurchase options (accounted for as finance transactions).
4) Please refer to Note 23 for average interest rate including hedges.
5) Facility with financial covenant. Total carrying value amounts to $845.0m as of December 31, 2025 (2024: $776.3m, 2023:
$540.5m).